Debt - Credit Facilties and Committed Liquidity Programs (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
FCE Bank plc [Member]
Schedule Of Debt [Line Items]
Debt Covenant Minimum Net Worth Requirement	$ 500
Ford Motor Company [Member]
Schedule Of Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,000
Unsecured Debt [Member]
Schedule Of Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	6,000
Borrowing availability	5,200
Syndicated Credit Facility [Member] | FCE Bank plc [Member]
Schedule Of Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	983		£ 745
Borrowing availability | £			£ 625
Syndicated Credit Facility [Member] | Ford Bank [Member] [Member]
Schedule Of Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	270	€ 240
Borrowing availability	275	€ 240
Revolving Credit Facility [Member]
Schedule Of Debt [Line Items]
Borrowing availability	3,000
Revolving Credit Facility [Member] | Ford Motor Company [Member]
Schedule Of Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 13,400
Revolving Credit Facility [Member] | Ford Motor Company [Member] | Committments maturing by 2022 [Member]
Schedule Of Debt [Line Items]
Line of Credit, Percent Maturing	75.00%	75.00%	75.00%
Revolving Credit Facility [Member] | Ford Motor Company [Member] | Commitments maturing by 2020 [Member]
Schedule Of Debt [Line Items]
Line of Credit, Percent Maturing	25.00%	25.00%	25.00%
Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	$ 36,600
Commitment To Sell Commercial Paper Conduits Current	14,400
Commitment To Sell Commercial Paper Conduits Utilized	17,300
Operating Lease [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	12,200
Retail [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	18,800
Wholesale [Member] | Contractually Committed Liquidity Facilities [Member]
Schedule Of Debt [Line Items]
Commitment To Sell Commercial Paper Conduits Maximum	$ 5,600